Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

October 28, 2014

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Master Trust: Amendment No. 7 to the Registration Statement on
Form N-1A (File No. 811-22705)

Ladies and Gentlemen:

On behalf of our client, SSgA Master Trust (the “Trust”), we are filing, under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“Amendment No. 7”). The purpose of Amendment No. 7 is to: (i) incorporate updated financial information for the fiscal year ended June 30, 2014 and (ii) make non-material changes to the Trust’s Prospectus and Statement of Additional Information for certain series of the Trust, each of which is a master fund in a master-feeder investment structure.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Enclosures